Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May 31, 2023	May 31, 2022	May 31, 2021
Restricted Net Assets [Line Items]
Restricted net assets	$ 935,032	$ 918,190	$ 724,854
Variable interest entities (VIEs) [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	535,700	519,388	681,309
Wholly owned subsidiaries [Member] | Paid in capital, additional paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 399,332	$ 398,802	$ 43,545